Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment Abstract
Property, Plant and Equipment

A summary of the historical cost of the Partnership's property, plant and equipment is as follows:

	Estimated	December 31,
thousands	Useful Life	2012	2011

Land	n/a	$501	$364
Gathering systems	5 to 47 years	2,911,572	2,479,184
Pipelines and equipment	15 to 45 years	91,126	90,883
Assets under construction	n/a	422,002	132,913
Other	3 to 25 years	7,191	4,927
Total property, plant and equipment		3,432,392	2,708,271
Accumulated depreciation		714,436	587,119
Net property, plant and equipment		$2,717,956	$2,121,152

The cost of property classified as “Assets under construction” is excluded from capitalized costs being depreciated. These amounts represent property that is not yet suitable to be placed into productive service as of the respective balance sheet date. See Note 8.

During the fourth quarter of 2012, the Partnership recognized a $6.0 million impairment related to a gathering system in central Wyoming that was impaired to its estimated fair value using Level 3 fair-value inputs. Also in the fourth quarter of 2012, an impairment of $0.6 million was recognized for the original installation costs on a compressor relocated within the Partnership's operating assets.

During the year ended December 31, 2011, the Partnership recognized a $7.3 million impairment related to certain equipment and materials. The costs of the equipment and materials, previously capitalized as assets under construction and related to a Red Desert complex (see Note 2) expansion project, were deemed no longer recoverable as the expansion project was indefinitely postponed by Anadarko management. Subsequent to the project evaluation and impairment, the remaining fair value of the equipment and materials was reclassified from within property, plant and equipment to other assets on the consolidated balance sheet and was approximately $10.6 million as of December 31, 2011. Also during 2011, following an evaluation of future cash flows, an impairment of $3.0 million was recognized for a transportation pipeline that was impaired to its estimated fair value using Level 3 fair-value inputs.

During the year ended December 31, 2010, the Partnership recognized a $0.6 million impairment related to a compressor sold during the year to a third party, and a $0.3 million impairment due to cancelled capital projects and additional costs recorded on a project previously impaired to salvage value.